Supplemental Guarantor Information (Statement of Operations) (Details) (USD $)	3 Months Ended									4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Apr. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Home sales revenues	$ 90,735,000	$ 63,631,000	$ 41,494,000	$ 41,291,000	$ 24,717,000	$ 25,213,000	$ 25,027,000	$ 26,204,000	$ 19,586,000			$ 217,734,000	$ 107,502,000	$ 171,133,000	$ 96,030,000
Cost of home sales revenues	70,896,000		31,948,000									166,367,000	81,084,000	129,651,000	75,448,000
Gross margin from home sales	19,839,000	15,064,000	9,546,000	10,654,000	6,218,000	4,955,000	4,992,000	6,315,000	4,320,000			51,367,000	26,418,000	41,482,000	20,582,000
Golf course and other revenue	1,226,000											3,750,000
Cost of golf course and other revenue	2,175,000											4,329,000
Gross margin from golf course and other	(949,000)											(579,000)
Selling, general, and administrative	12,584,000		5,682,000									30,906,000	13,244,000	23,622,000	13,496,000
Operating income	6,306,000		3,864,000									19,882,000	13,174,000	17,860,000	7,086,000
Other income (expense):
Interest income	130,000		98,000									267,000	152,000	228,000	11,000
Interest expense	(2,000)											(13,000)
Other expense														(26,000)	342,000
Acquisition expense	(119,000)		(329,000)									(923,000)	(329,000)
Other income	327,000		151,000									585,000	332,000
Gain/(Loss) on disposition of assets	55,000											145,000	9,000	11,000
Income before tax expense	6,697,000	4,736,000	3,784,000	6,526,000	3,027,000	1,070,000	1,776,000	3,251,000	1,342,000			19,943,000	13,338,000	18,073,000	7,439,000
Income tax expense	2,570,000		1,346,000		0							7,109,000	3,330,000	5,642,000
Deferred taxes on conversion to a corporation													627,000	627,000
Consolidated net income of Century Communities, Inc.	4,127,000		2,438,000							4,030,000	8,401,000	12,834,000	9,381,000	12,431,000	7,439,000
Net income attributable to the noncontrolling interests													52,000	52,000	1,301,000
Income attributable to common stockholders	4,127,000	3,050,000	2,438,000	3,915,000	2,976,000	1,263,000	814,000	2,715,000	1,346,000			12,834,000	9,329,000	12,379,000	6,138,000
Pre-conversion [Member]
Other income (expense):
Income tax expense														5,015,000
Parent [Member]
Revenues:
Selling, general, and administrative	3,803,000		2,471,000									8,993,000	5,214,000	8,571,000	3,617,000
Operating income	(3,803,000)		(2,471,000)									(8,993,000)	(5,214,000)	(8,571,000)	(3,617,000)
Other income (expense):
Equity in earnings from consolidated subsidiaries	6,503,000		4,197,000									19,101,000	14,060,000	19,067,000	11,045,000
Interest income	130,000		98,000									267,000	152,000	228,000	11,000
Acquisition expense	(119,000)		(329,000)									(923,000)	(329,000)
Income before tax expense	2,711,000		1,495,000									9,452,000	8,669,000	10,724,000	7,439,000
Income tax expense	(1,416,000)		(943,000)									(3,382,000)	(1,339,000)
Deferred taxes on conversion to a corporation													627,000	627,000
Consolidated net income of Century Communities, Inc.	4,127,000		2,438,000									12,834,000	9,381,000	12,431,000	7,439,000
Net income attributable to the noncontrolling interests													52,000	52,000	1,301,000
Income attributable to common stockholders	4,127,000		2,438,000									12,834,000	9,329,000	12,379,000	6,138,000
Parent [Member] | Pre-conversion [Member]
Other income (expense):
Income tax expense														(2,334,000)
Guarantor Subsidiaries [Member]
Revenues:
Home sales revenues	90,735,000		41,494,000									217,734,000	106,934,000	170,565,000	90,847,000
Cost of home sales revenues	70,896,000		31,948,000									166,367,000	80,686,000	129,253,000	72,331,000
Gross margin from home sales	19,839,000		9,546,000									51,367,000	26,248,000	41,312,000	18,516,000
Golf course and other revenue	1,226,000											3,750,000
Cost of golf course and other revenue	2,175,000											4,329,000
Gross margin from golf course and other	(949,000)											(579,000)
Selling, general, and administrative	8,781,000		3,211,000									21,913,000	7,912,000	14,933,000	9,065,000
Operating income	10,109,000		6,335,000									28,875,000	18,336,000	26,379,000	9,451,000
Other income (expense):
Interest expense	(2,000)											(13,000)
Other expense														(26,000)	293,000
Other income	327,000		151,000									585,000	332,000
Gain/(Loss) on disposition of assets	55,000											145,000	9,000	11,000
Income before tax expense	10,489,000		6,486,000									29,592,000	18,677,000	26,364,000	9,744,000
Income tax expense	3,986,000		2,289,000									10,491,000	4,669,000
Consolidated net income of Century Communities, Inc.	6,503,000		4,197,000									19,101,000	14,008,000	19,015,000	9,744,000
Income attributable to common stockholders	6,503,000		4,197,000									19,101,000	14,008,000	19,015,000	9,744,000
Guarantor Subsidiaries [Member] | Pre-conversion [Member]
Other income (expense):
Income tax expense														7,349,000
Non-Guarantor Subsidiaries [Member]
Revenues:
Home sales revenues													568,000	568,000	5,183,000
Cost of home sales revenues													398,000	398,000	3,117,000
Gross margin from home sales													170,000	170,000	2,066,000
Selling, general, and administrative													118,000	118,000	814,000
Operating income													52,000	52,000	1,252,000
Other income (expense):
Other expense															49,000
Income before tax expense													52,000	52,000	1,301,000
Consolidated net income of Century Communities, Inc.													52,000	52,000	1,301,000
Income attributable to common stockholders													52,000	52,000	1,301,000
Elimination Entries [Member]
Other income (expense):
Equity in earnings from consolidated subsidiaries	(6,503,000)		(4,197,000)									(19,101,000)	(14,060,000)	(19,067,000)	(11,045,000)
Income before tax expense	(6,503,000)		(4,197,000)									(19,101,000)	(14,060,000)	(19,067,000)	(11,045,000)
Consolidated net income of Century Communities, Inc.	(6,503,000)		(4,197,000)									(19,101,000)	(14,060,000)	(19,067,000)	(11,045,000)
Income attributable to common stockholders	$ (6,503,000)		$ (4,197,000)									$ (19,101,000)	$ (14,060,000)	$ (19,067,000)	$ (11,045,000)